Trade and other payables - Contingent consideration (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in contingent liabilities in business combination
Contingent liabilities recognised in business combination at beginning of period	$ 2,222	$ 2,865	$ 3,323
Settlements	(826)	(772)	(643)
Additions through business combinations	60
Disposals		(121)
Revaluations	549	82	14
Reclassification to other payables			(55)
Discount unwind (Note 3)	132	168	226
Contingent liabilities recognised in business combination at end of period	$ 2,137	2,222	2,865
Minimum
Reconciliation of changes in contingent liabilities in business combination
Discount rate - contingent consideration	5.00%
Maximum
Reconciliation of changes in contingent liabilities in business combination
Discount rate - contingent consideration	8.00%
BMS's share of Global Diabetes Alliance
Reconciliation of changes in contingent liabilities in business combination
Contingent liabilities recognised in business combination at beginning of period	$ 2,124	2,544
Contingent liabilities recognised in business combination at end of period	1,945	2,124	2,544
Increase (decrease) in contingent consideration through revaluation	520	$ 182	$ 42
Increase/decrease in contingent consideration balance with change in current estimates	$ 195
The increase/decrease in sales estimates	10.00%
Discount rate - contingent consideration	8.00%